Diluted earnings per share (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Diluted earnings per share [Abstract]
Profit used in the calculation of total diluted earnings per share	₩ 1,298,720	₩ 7,048,581	₩ 13,289,127
Weighted average number of common shares	641,964,077	641,964,077	641,964,077
Diluted weighted average number of shares	641,964,077	641,964,077	641,964,077
Diluted earnings per share	₩ 2,023	₩ 10,980	₩ 20,701